Intangible Assets (Details Narrative) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Intangible Assets
Non-cash impairment costs		€ 2,001
Discounted license agreement term	10 years 7 months
Market interest rate percentage		9.00%	9.00%